Commitments and Contingencies - Commercial Commitments (Details)	Dec. 30, 2016 USD ($)
Commercial Guarantee Commitments
Less than 1 year	$ 820,712,000
1-3 Years	80,062,000
4-5 Years	6,349,000
Over 5 Years	27,706,000
Total Amount Committed	934,829,000
Letters of credit
Commercial Guarantee Commitments
Less than 1 year	47,808,000
1-3 Years	44,050,000
4-5 Years	6,231,000
Over 5 Years	27,706,000
Total Amount Committed	125,795,000
Bank guarantees
Commercial Guarantee Commitments
Less than 1 year	7,724,000
1-3 Years	615,000
4-5 Years	51,000
Total Amount Committed	8,390,000
Surety and bid bonds
Commercial Guarantee Commitments
Less than 1 year	765,180,000
1-3 Years	35,397,000
4-5 Years	67,000
Total Amount Committed	$ 800,644,000